Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Discount rates	13.50%
Decrease in discount rate	12.50%
Increase in discount rate	14.50%
Intangible assets	$ 101,168	$ 69,502	$ 81,115
Impairment loss		5,900
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated recoverable amount	5,200,000		4,400,000
Carrying amount	$ 20,400
Percentage of growth rate	3.00%
Estimated recoverable amount of CGU exceed its carrying value by	51.00%
Intangible assets	$ 20,380	20,380	$ 20,380
Capitalised development expenditure [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	$ 16,700	$ 11,800